Note 44 - Administration Costs - Other Administrative Expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense
Technology And Systems		€ 1,133	€ 692	€ 673
CommunicationExpense		235	269	294
Advertising Expense		336	352	398
Property Fixtures And Materials		982	1,033	1,080
Of Which Rent Expenses	[1]	552	581	616
Taxes Other Than Income Tax		417	456	433
Other Expense By Nature		1,271	1,738	1,766
Total Administrative Expense		€ (4,374)	€ (4,541)	€ (4,644)

[1]	(*) The consolidated companies do not expect to terminate the lease contracts early.